Debt - Maturity date of the loan (Details) - TOI Parent Inc. - USD ($)	Sep. 30, 2021	Feb. 12, 2021	Dec. 31, 2020	May 13, 2020	May 02, 2020
Debt
Current portion	$ 4,895,275	$ 149,398	$ 375,000
Interest rate		1.00%
1% Small Business Administration Loan, due May 2, 2022
Debt
Current portion					$ 2,992,758
Interest rate					1.00%
1% Paycheck Protection Program Loan, due May 13, 2022
Debt
Current portion				$ 2,000,000
Interest rate				1.00%